CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
OPERATING REVENUES
Utility	$ 729,923	$ 710,793	$ 731,865
Nonutility	1,223,745	1,881,252	2,183,244
Total operating revenues	1,953,668	2,592,045	2,915,109
Natural gas purchases:
Related parties	6,083	7,948	8,505
Operation and maintenance	278,143	268,141	315,215
Regulatory rider expenses	34,529	33,937	38,969
Depreciation and amortization	107,368	81,109	76,571
Total operating expenses	1,724,759	2,427,489	2,706,097
OPERATING INCOME	228,909	164,556	209,012
Other income, net	23,878	11,273	13,047
Interest expense, net of capitalized interest	67,597	47,082	46,286
INCOME BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF AFFILIATES	185,190	128,747	175,773
Income tax expense (benefit)	36,494	18,440	(42,232)
Equity in earnings of affiliates	14,311	13,628	13,008
NET INCOME	$ 163,007	$ 123,935	$ 231,013
EARNINGS PER COMMON SHARE
Basic (in dollars per share)	$ 1.72	$ 1.39	$ 2.63
Diluted (in dollars per share)	$ 1.71	$ 1.38	$ 2.62
WEIGHTED AVERAGE SHARES OUTSTANDING
Basic (in shares)	94,798	89,242	87,689
Diluted (in shares)	95,103	89,596	88,315
Utility
Natural gas purchases:
Gas purchases	$ 275,831	$ 320,256	$ 276,005
Nonutility
Natural gas purchases:
Gas purchases	$ 1,022,805	$ 1,716,098	$ 1,990,832